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Integrity Energized Dividend Fund
INTEGRITY ENERGIZED DIVIDEND FUND—FUND SUMMARY
Investment Objective
The Integrity Energized Dividend Fund (the "Fund") seeks long-term appreciation while providing high current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy , hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts with respect to purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other funds in the Integrity/Viking family of funds. More information about these and other discounts is available from your financial professional and in "The Shares Offered; Class A Shares" and "How to Reduce Your Sales Charge" on page 49 and 52, respectively, of the Fund's prospectus, Appendix A of the Fund's prospectus, and "Purchase and Redemption of Shares" on page B- 51 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Integrity Energized Dividend Fund - USD ($)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Integrity Energized Dividend Fund		Class A	Class C	Class I
Management Fees		0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.84%	1.89%	1.86%
Total Annual Fund Operating Expenses		2.84%	3.64%	2.61%
Fee Waivers and Expense Reimbursements	[1]	(1.79%)	(1.84%)	(1.81%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		1.05%	1.80%	0.80%
[1]	The Fund's investment adviser, Viking Fund Management, LLC ("Viking Management," "investment manager," or the "Adviser"), has contractually agreed to waive fees and reimburse expenses through November 29, 2021 so that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements (excluding taxes, brokerage fees, commissions, extraordinary and non-recurring expenses, and acquired fund fees and expenses) do not exceed 1.05% of average daily net assets for Class A shares, 1.80% of average daily net assets for Class C shares, and 0.80% of average daily net assets for Class I shares. This expense limitation agreement may only be terminated or modified prior to November 29, 2021 with the approval of the Fund's Board of Trustees. The terms of the expense limitation agreement provide that Viking Management is entitled to recoup such amounts waived or reimbursed for a period of up to three years from the date on which Viking Management waived fees or reimbursed expenses for the Fund. The Fund will make repayments to the Adviser only if such repayment does not cause the annual Fund operating expenses (after the repayment is taken into account) to exceed both (1) the expense limitation in place when such amounts were waived and (2) the Fund's current expense limitation. Amounts waived or reimbursed by the Adviser prior to November 28, 2018 are not eligible for repayment.

Example

This example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that the contractual expense limitation agreement remains in place for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Integrity Energized Dividend Fund - USD ($)	Class A	Class C	Class I
1 Year	$ 602	$ 283	$ 82
3 Years	1,175	944	639
5 Years	1,773	1,727	1,223
10 Years	$ 3,385	$ 3,778	$ 2,809

No Redemption
Expense Example, No Redemption	Integrity Energized Dividend Fund Class C USD ($)
1 Year	$ 183
3 Years	944
5 Years	1,727
10 Years	$ 3,778

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 49.17% of the average value of its portfolio.

Principal Investment Strategies

To pursue its objective, under normal conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in dividend-paying equity securities. The principal type of equity security in which the Fund will invest is common stock. The Fund will normally invest at least 65% of its net assets in the equity securities of domestic and foreign issuers with business operations in or related to energy industries, including certain utilities and materials companies. In connection with investing in companies with business operations in or related to energy industries, the Fund may invest in companies that engage in hydraulic fracturing (which involves the injection of water, sand and chemicals under pressure into rock formations to stimulate oil or natural gas production). The Fund's investments in the equity securities of foreign issuers are typically in the form of depositary receipts, such as American Depositary Receipts ("ADRs").

The Fund may invest in companies of any size. In selecting securities, the Fund's portfolio management team ("Team") begins with a top down approach considering both U.S. and global economic factors, commodity prices and its outlook for specific industries. The Team then considers a combination of factors, including, but not limited to, dividend yield, dividend growth rate, earnings growth, price-to-earnings (P/E) multiples and balance sheet strength. The Team emphasizes dividend yield in selecting stocks for the Fund because the Team believes that, over time, dividend income can contribute significantly to total return and is a more consistent source of investment return than capital appreciation.

The Fund has a concentration in the energy sector -- meaning that at least 25% of the Fund's total assets will be invested (in the aggregate) in securities of issuers in one or more industries in the energy sector. For this purpose, the energy sector is defined to include the following industries:

•	exploration and production;

•	energy services;

•	energy equipment;

•	pipelines; and

•	refiners.

Portfolio weightings among these and other industries will be adjusted according to the Team's outlook for each industry.

The Team may consider selling a security if, among other considerations, its business fundamentals have deteriorated, it no longer pays a dividend, or a more attractive investment opportunity is identified.

The Fund is non-diversified, meaning that it can concentrate its investments in a more limited number of issuers than a diversified fund.

Principal Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

General Market Risk: There is no assurance that the Fund will meet its investment objective. The prices of the securities in which the Fund invests may fluctuate and the Fund's share price and the value of your investment may change. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.

Dividend-Paying Stock Risk: Because the Fund can only distribute what it earns, the Fund's distributions to shareholders could decline when dividend income from stocks in the Fund's portfolio declines. The Fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend, which could affect the Fund's ability to generate income.

Concentration Risk: To the extent the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or sector and the securities of companies in that industry or sector could react similarly to these or other developments.

Risks of Investing in the Energy Sector: The Fund has a concentration in the energy sector and will therefore be susceptible to adverse economic, business, political, environmental, regulatory, or other occurrences affecting that sector. The energy sector is often cyclical and highly dependent on commodities prices. Securities prices for companies in the energy sector are affected by a variety of factors related to worldwide energy prices, exploration costs, energy conservation efforts and production spending. The performance of these companies and the prices of these securities are subject to changes in currency exchange rates, government regulation, world events and weather, depletion of natural resources and economic conditions, as well as market, economic and political risks of the countries where energy companies are located or do business. The price of oil, natural gas and other fossil fuels could decline significantly and experience significant volatility, and adversely impact companies operating in the energy sector. Further, companies in the energy sector may be at an increased risk of civil liability and environmental damage claims, and are also subject to the risk of loss from terrorism.

Regulatory Risk: The Fund may invest in companies that are subject to significant federal, state, and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained, and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions, or both. Stricter laws, regulations, or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of a significant number of the companies in which the Fund invests.

Risks of Materials Companies: The Fund may invest in securities of materials companies. General risks associated with materials companies include the general state of the economy, domestic and international politics, price and supply fluctuations, labor relations, government regulations, volatile interest rates, consumer spending trends, overall capital spending levels, and excess capacity. In addition, materials companies may also be significantly affected by volatility of commodity prices, currency exchange rates, import controls, worldwide competition, depletion of resources, and mandated expenditures for safety and pollution control devices. These companies are also at risk for environmental damage and product liability claims.

Risks of Utilities Companies: Utilities companies are sensitive to changes in interest rates and other economic conditions, government regulation, uncertainties created by deregulation, environmental protection or energy conservation policies and practices, supply of and demand for services, and the cost and delay of technological developments. Utilities companies also face the risk of increases in the cost and decreases in the availability of fuel.

Risks of Investments in Smaller Companies: The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio. Generally, the smaller the company size, the greater these risks become.

Risks of Foreign Securities (including Depositary Receipts): The Fund may invest in securities of non-U.S. issuers, which have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non-domestic persons such as the Fund, less regulation, less information, currency fluctuations, and interruptions in currency flow. The Fund's investments in foreign securities are typically in the form of sponsored or unsponsored depositary receipts, such as ADRs, which are subject to risks similar to those associated with other foreign securities. In addition, ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts. Moreover, investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Risks of Non-Diversification: Because a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers, the Fund's portfolio may be more susceptible to any single economic, technological, or regulatory occurrence than the portfolio of a diversified fund.

New Fund Risk: The Fund was recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy.

Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Valuation Risk: The sales price the Fund could receive for any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.integrityvikingfunds.com or by calling 800-276-1262.

The bar chart below shows the variability of the Fund's performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Per Share Total Return per Calendar Year

During the period shown in the bar chart, the highest return for a quarter was 18.11% (quarter ended March 29, 2019) and the lowest return for a quarter was -16.76% (quarter ended December 31, 2018). The Fund's calendar year-to-date total return as of September 30, 2019 was -42.24%.

The table below shows the Fund's average annual total returns for 1 year and since inception and how they compare with those of a broad measure of market performance. The return information below reflects applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for Class C and Class I shares will vary. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Total Returns (for the periods ended December 31, 2019)
Average Annual Total Returns - Integrity Energized Dividend Fund	Label	1 Year		Since Inception		Inception Date
Class A	Return Before Taxes	8.67%		7.71%		May 02, 2016
Class A | Return After Taxes on Distributions	Return After Taxes on Distributions	7.49%		5.35%		May 02, 2016
Class A | Return After Taxes on Distributions and Sale of Fund Shares	On Distributions and Sale of Fund Shares	6.59%		5.48%		May 02, 2016
Class A | S&P Composite 1500® TR Index (reflects no deduction for fees, expenses, or taxes)	S&P Composite 1500® TR Index (reflects no deduction for fees, expenses, or taxes)			14.75%	[1]
Class A | S&P Composite 1500® Energy TR Index (reflects no deduction for fees, expenses, or taxes)	S&P Composite 1500® Energy TR Index (reflects no deduction for fees, expenses, or taxes)			(0.57%)	[2]
Class C	Return Before Taxes	12.48%		8.41%		May 02, 2016
Class C | S&P Composite 1500® TR Index (reflects no deduction for fees, expenses, or taxes)	S&P Composite 1500® TR Index (reflects no deduction for fees, expenses, or taxes)			14.75%	[1]
Class C | S&P Composite 1500® Energy TR Index (reflects no deduction for fees, expenses, or taxes)	S&P Composite 1500® Energy TR Index (reflects no deduction for fees, expenses, or taxes)			(0.57%)	[2]
Class I	Return Before Taxes	14.63%		10.13%		Aug. 01, 2016
Class I | S&P Composite 1500® TR Index (reflects no deduction for fees, expenses, or taxes)	S&P Composite 1500® TR Index (reflects no deduction for fees, expenses, or taxes)			14.27%	[1]
Class I | S&P Composite 1500® Energy TR Index (reflects no deduction for fees, expenses, or taxes)	S&P Composite 1500® Energy TR Index (reflects no deduction for fees, expenses, or taxes)			0.34%	[2]
S&P Composite 1500® TR Index (reflects no deduction for fees, expenses, or taxes)	S&P Composite 1500® TR Index (reflects no deduction for fees, expenses, or taxes)	30.90%	[1]
S&P Composite 1500® Energy TR Index (reflects no deduction for fees, expenses, or taxes)	S&P Composite 1500® Energy TR Index (reflects no deduction for fees, expenses, or taxes)	10.05%	[2]
[1]	The S&P Composite 1500® TR Index is an index that combines three mutually exclusive leading indices: the S&P 500, the S&P Midcap 400 and the S&P SmallCap 600. This index is a broad measure of the investable U.S. equity market.
[2]	The S&P Composite 1500® Energy TR Index comprises those companies included in in the S&P Composite 1500® TR Index that are classified as members of the GICS® energy sector.